SUPPLEMENT TO PROSPECTUS DATED MAY 3, 1999

                        SUPPLEMENT DATED JANUARY 3, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                    A. ADDITIONAL VARIABLE INVESTMENT OPTION

THE UNDERLYING PORTFOLIO SHOWN BELOW IS BEING OFFERED AS A NEW SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

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                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
    (as a percentage of the average net assets of the underlying Portfolios)

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-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------
                                               MANAGEMENT      OTHER          ESTIMATED     TOTAL Annual        Fee        Net
                                                  Fees          Expenses     Distribution     Portfolio    Waivers and     Annual
           UNDERLYING PORTFOLIO                                              and Service      Operating      Expense       Fund
                                                                               (12b-1)        Expenses     Reimbursement  Operating
                                                                               FEES(1)                                     Expenses

-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------
-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------
AST ALGER ALL-CAP GROWTH(2)                        0.95%         0.22%           0.06%           1.23%           N/A          1.23%
-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------

1 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The
     Distribution Fee estimate is derived from data regarding other similar Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended June 30, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

2 This Portfolio commenced operations as of December 30, 1999. "Other expenses" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

THE EXPENSE EXAMPLE SHOWN BELOW IS BEING ADDED WITH RESPECT TO THE NEW PORTFOLIO THAT IS BEING OFFERED AS A SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

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                                EXPENSE EXAMPLES
                (amounts shown are rounded to the nearest dollar)

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THERE IS NO CONTINGENT DEFERRED SALES CHARGE ON WITHDRAWALS.  THEREFORE, WHETHER
OR NOT YOU SURRENDER  YOUR ANNUITY AT THE END OF THE  APPLICABLE  TIME PERIOD OR
BEGIN TAKING ANNUITY PAYMENTS AT SUCH TIME, YOU WOULD PAY THE FOLLOWING EXPENSES
ON A $1,000 INVESTMENT, ASSUMING 5% ANNUAL RETURN ON ASSETS:

                                          ------------------------------------------- -- -------------------------------------------
                                         If your initial  Purchase Payment is at            If your  initial  Purchase  Payment  is
                                         least $50,000 and at the beginning of              below $50,000 and at the beginning of
                                         each Annuity Year your Account Value              each Annuity Year your Account Value is
                                         is $50,000 or higher, so that the                  below $50,000, so that the maintenance
                                         maintenance fee does not apply:                    fee applies:


                                         ------------------------------------------- -- -------------------------------------------


                                          AFTER:                                           AFTER:

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---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
SUB-ACCOUNT:                             1 YEAR    3 YEARS    5 YEARS   10 YEARS          1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Alger All-Cap Growth 2                  19        59        102        220               21         64        109        234
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

THE FOLLOWING UNDERLYING PORTFOLIO IS BEING ADDED TO THE SECTION ENTITLED "WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                        PORTFOLIO
       STYLE/                                  INVESTMENT OBJECTIVES/POLICIES                                            ADVISOR/
       TYPE                                                                                                           SUB-ADVISOR

------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST ALGER ALL-CAP GROWTH:  SEEKS LONG-TERM  CAPITAL GROWTH.
                     The Portfolio invests primarily in equity securities,  such
                     as  common or  preferred  stocks,  that are  listed on U.S.                                      Fred Alger
     GROWTH          exchanges or in the over-the-counter  market. The Portfolio                                   Management, Inc.
                     may invest in the equity  securities  of  companies  of all sizes, and may emphasize either larger or smaller companies at a given time based on the  Sub-advisor's  assessment  of particular companies and market conditions.

------------------- ------------------------------------------------------------------------------------------------ ---------------

                 APPENDIX C-1 - ADVISOR'S CHOICE PRIOR CONTRACT

EXPENSE EXAMPLES

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                                EXPENSE EXAMPLES
                (amounts shown are rounded to the nearest dollar)

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THERE IS NO CONTINGENT DEFERRED SALES CHARGE ON WITHDRAWALS.  THEREFORE, WHETHER
OR NOT YOU SURRENDER  YOUR ANNUITY AT THE END OF THE  APPLICABLE  TIME PERIOD OR
BEGIN TAKING ANNUITY PAYMENTS AT SUCH TIME, YOU WOULD PAY THE FOLLOWING EXPENSES
ON A $1,000 INVESTMENT, ASSUMING 5% ANNUAL RETURN ON ASSETS:

                                         ------------------------------------------- -- -------------------------------------------
                                         If your initial  Purchase Payment is at            If your  initial  Purchase  Payment  is
                                         least $50,000 and at the beginning of              below $50,000 and at the beginning of
                                         each Annuity Year your Account Value              each Annuity Year your Account Value is
                                         is $50,000 or higher, so that the                  below $50,000, so that the maintenance
                                         maintenance fee does not apply:                    fee applies:


                                         ------------------------------------------- -- -------------------------------------------


                                          AFTER:                                           AFTER:

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---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
SUB-ACCOUNT:                             1 YEAR    3 YEARS    5 YEARS   10 YEARS          1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Alger All-Cap Growth 2                  34        74        116        233               35         78        123        246
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------



                             B. SUB-ACCOUNT CLOSING

AST JANUS SMALL-CAP GROWTH PORTFOLIO/SUB-ACCOUNT

American Skandia Trust is closing the AST Janus Small-Cap Growth portfolio to new allocations effective on the close of business, January 18, 2000. Except as indicated below, the AST Janus Small-Cap Growth portfolio will no longer be offered as a Sub-account under Annuities issued after January 18, 2000. Contracts issued on or before January 18, 2000 will not be allowed to allocate additional Account Value or make transfers into the AST Janus Small-Cap Growth Sub-account. Contracts issued after January 18, 2000 on applications received by American Skandia on or before January 18, 2000 will be allowed to make an initial allocation to the AST Janus Small-Cap Growth Sub-account if elected on the application but will not be allowed to make additional allocations. Bank drafting, dollar cost averaging, asset allocation and rebalancing programs that were effective on or before January 18, 2000 and included the AST Janus Small-Cap Growth Sub-account will be allowed to continue. However, no changes involving the AST Janus Small-Cap Growth Sub-account may be made to such programs.

The Portfolio may be offered to new and existing Contract Owners as a Sub-account at some future date. However, at the present time, American Skandia has no intention to do so.


CH2-SUPP. (01/03/2000)R                                           VACH2 (01/03)R